Trade receivables and other assets (Tables)	9 Months Ended
Sep. 30, 2020
Trade receivables and other assets
Summary of trade receivables and other assets

in EUR k	Dec 31, 2019	Sep 30, 2020
Non‑current
Other assets - Rental deposits	1,948	1,853
Other assets – Others	—	100
	1,948	1,953
Current
Trade receivables, net	12,709	22,674
Contract assets, net	3,884	3,113
Receivables due from shareholders	2,766	—
Other assets	5,846	4,055
	25,205	29,842
Total non-current and current trade receivables and other assets	27,153	31,795

Summary of expected credit loss rate on total gross trade receivables and contract assets

in EUR k	Dec, 2019	Sep 30, 2020
Not past due	11,102	21,273
Past due 1-30 days	1,113	1,033
Past due 31-90 days	1,708	1,247
Past due more than 90 days	5,005	7,380
Total gross amount of trade receivables and contract assets	18,928	30,933

Expected credit loss rate
Not past due	0.3%	0.7%
Past due 1-30 days	1.0%	5.9%
Past due 31-90 days	1.2%	10.1%
Past due more than 90 days	45.4%	65.3%
Expected credit loss rate on total gross trade receivables and contract assets	12.3%	16.6%

Expected credit loss	2,335	5,146